Share-Based Compensation - Summary of Information about Nonvested Restricted Stock Grants (Detail) - Restricted Stock shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Nonvested Restricted Stock Shares
Nonvested - beginning of year (in shares) | shares	591
Granted (in shares) | shares	820
Vested (in shares) | shares	(490)
Forfeited (in shares) | shares	(86)
Nonvested - end of year (in shares) | shares	835
Weighted- Average Grant-Date Fair Value
Nonvested - beginning of year (in dollars per share) | $ / shares	$ 7.66
Granted (in dollars per share) | $ / shares	4.76
Vested (in dollars per share) | $ / shares	7.45
Forfeited (in dollars per share) | $ / shares	6.84
Nonvested - end of year (in dollars per share) | $ / shares	$ 5.02